Non-cash Financing and Investing Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash acquisition of outdoor advertising assets	$ 4,982	$ 23,941
Non-cash investing activity			4,000
Payments for deposits			1,900
Total purchase price			11,539
LAMAR MEDIA CORP [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash acquisition of outdoor advertising assets	4,982	23,941
Non-cash investing activity	0	0	4,000
Payments for deposits			1,900
Total purchase price			$ 11,539